AMOUNTS RECEIVABLES	6 Months Ended
Jun. 30, 2023
AMOUNTS RECEIVABLES

NOTE 4 – AMOUNTS RECEIVABLES

	June 30, 2023	December 31, 2022
Trades receivable	$126,852	$136,274
Income tax advances	9,830	90,528
Due from shareholders	809	1,002
	$137,491	$227,804

BYND CANNASOFT ENTERPRISES INC.

Notes to the Condensed Consolidated Interim Financial Statements

For the six months ended June 30, 2023

(Expressed in Canadian dollars)

(Unaudited)